Contracts with Customers - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Other short-term accrued revenue	$ 7.8	$ 16.9
Other long-term accrued revenue	0.0	9.9
Total contract assets	7.8	26.8
Advances from customers	(1.0)	(19.5)
Short-term deferred revenue	(21.6)	(24.2)
Long-term deferred revenue	(12.2)	(29.5)
Total contract liabilities	$ (34.8)	$ (73.2)